Restructuring and Other Charges (Income) Restructuring Charges (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Restructuring Charges [Abstract]
Severance and Employee Benefits	$ 22.0	$ 0.0	$ 18.6
Other Charges (Income)	20.0	0.8	7.1
Asset Disposal Charges	82.1	7.7	17.7
Restructuring charges	124.1	8.5	43.4
DuPont Crop Restructuring
Restructuring Charges [Abstract]
Severance and Employee Benefits	16.3
Other Charges (Income)	16.9
Asset Disposal Charges	75.1
Restructuring charges	108.3	0.0	0.0
Cheminova Restructuring
Restructuring Charges [Abstract]
Severance and Employee Benefits			18.6
Other Charges (Income)			6.0
Asset Disposal Charges			17.7
Restructuring charges	0.0	0.0	42.3
Other Items
Restructuring Charges [Abstract]
Severance and Employee Benefits	5.7	0.0	0.0
Other Charges (Income)	3.1	0.8	1.1
Asset Disposal Charges	7.0	7.7	0.0
Restructuring charges	$ 15.8	$ 8.5	$ 1.1